Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Accumulated depreciation and amortization	$ 4,385	$ 3,448
Preferred stock, par value (usd per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	1,495,000	1,495,000
Preferred stock, shares outstanding	1,495,000	1,495,000
Common stock, par value (usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	21,197,000	16,410,000
Common stock, shares outstanding	21,197,000	16,410,000
10% Senior Unsecured Notes Due 2017 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	10.00%	10.00%
10% Senior Secured Notes due 2021 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)	10.00%
10% Senior Secured PIK Notes due 2021 | Payment in Kind (PIK) Note
Debt Instrument [Line Items]
Stated interest rate (as a percent)	10.00%